Deposits, Prepayments and Deferred Expenses - Disclosure of Detailed Information about Deposits Prepayments and Deferred Expenses Explanatory (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Deferred directors and officers insurance expenses	$ 1,093
Other prepayments	895	$ 624	$ 1,554
Deferred share issue costs			2,255
Prepayments for other expense			443
Value-Added Tax recoverable	507	547	449
Deposits	14	5	120
Payment in advance to suppliers	250		6
Deposits, prepayments and deferred expenses	$ 2,759	$ 1,176	$ 4,827